FAIR VALUE MEASUREMENTS - Change in Fair Value of Derivatives (Details) ¥ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Convertible Senior Notes
FAIR VALUE MEASUREMENTS
Unrealized Gain (Loss) on Commodity Contracts			¥ 323,474	¥ (31,188)
Financial Liabilities
FAIR VALUE MEASUREMENTS
Unrealized Gain (Loss) on Commodity Contracts	¥ (155,007)		34,978
Change in fair value of financial liabilities	(155,007)		34,978
Available for sale securities current
FAIR VALUE MEASUREMENTS
Unrealized Gain (Loss) on Commodity Contracts				(973)
Available for sale securities non current
FAIR VALUE MEASUREMENTS
Unrealized Gain (Loss) on Commodity Contracts	38,883		(10,212)	19,134
Equity securities Applying fair value option
FAIR VALUE MEASUREMENTS
Unrealized Gain (Loss) on Commodity Contracts	(20,372)		(131,334)	49,835
Change in fair value of derivative forward contracts
FAIR VALUE MEASUREMENTS
Unrealized gain (loss) on derivatives		€ 134	(115,000)	(389,000)
Foreign exchange option
FAIR VALUE MEASUREMENTS
Unrealized gain (loss) on derivatives	38,000		1,000	74,000
Unrealized Gain (Loss) on Commodity Contracts	37,586		1,342	74,307
Change in fair value of financial liabilities	37,586		1,342	74,307
Foreign exchange contract
FAIR VALUE MEASUREMENTS
Realized gain (loss) on derivatives	(187,263)		86,242	(407,245)
Unrealized gain (loss) on derivatives	53,054		29,070	18,079
Commodity Contract
FAIR VALUE MEASUREMENTS
Unrealized gain (loss) on derivatives	64,000		26,000	35,000
Change in fair value of financial liabilities	35,723		(19,074)	(38,809)
Commodity forward contracts unrealized	28,282		(7,409)	3,583
Total
FAIR VALUE MEASUREMENTS
Unrealized Gain (Loss) on Commodity Contracts	¥ (169,114)		¥ 307,077	¥ (313,277)